Financial risk management - Narrative (Details) $ in Thousands, R$ in Millions	9 Months Ended
	Sep. 30, 2025 USD ($) bank	Sep. 30, 2024 USD ($)	Jul. 31, 2024 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income | $	$ 0	$ (601)
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax | $	$ 0	$ 28,224
Number of major banks | bank	3
Currency Risk, US Dollar Against Brazil Real
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%
Currency Risk, US Dollar Against Argentine Peso
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	25.00%
Credit risk
Disclosure of major customers [line items]
Proportion of total cash deposited in major banks (as a percent)	80.00%
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Nominal amount				R$ 400
Interest rate risk | Itau BBA FINAME Loan | Fixed
Disclosure of major customers [line items]
Borrowings, interest rate				4.24%
Interest rate risk | Itau BBA FINAME Loan | Variable rate
Disclosure of major customers [line items]
Borrowings, interest rate				1.85%
Interest rate risk | Itau BBA FINAME Loan Due July 2034
Disclosure of major customers [line items]
Nominal amount			R$ 76
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Fixed
Disclosure of major customers [line items]
Borrowings, interest rate			6.80%
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Variable rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.49%
Interest rate risk | BR Partners Due July 2031
Disclosure of major customers [line items]
Nominal amount			R$ 115
Interest rate risk | BR Partners Due July 2031 | Fixed
Disclosure of major customers [line items]
Borrowings, interest rate			6.76%
Interest rate risk | BR Partners Due July 2031 | Variable rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.41%
Interest rate risk | XP Investimentos Loan Due July 2031
Disclosure of major customers [line items]
Nominal amount			R$ 209
Interest rate risk | XP Investimentos Loan Due July 2031 | Fixed
Disclosure of major customers [line items]
Borrowings, interest rate			12.61%
Interest rate risk | XP Investimentos Loan Due July 2031 | Variable rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.48%
Currency risk | Argentine Peso | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss | $	$ (1,900)